CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 34.6	$ 10.7
Other receivables, allowance for doubtful accounts (in dollars)	$ 22.3	$ 16.3
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	180,839,781	180,071,575
Ordinary shares, shares outstanding	180,839,781	180,071,575